Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	DREYFUS MANAGER FUNDS II
Central Index Key	0001224568
Amendment Flag	false
Document Creation Date	Sep. 29, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Sep. 30, 2016
Dreyfus Balanced Opportunity Fund | Class A
Prospectus:
Trading Symbol	DBOAX
Dreyfus Balanced Opportunity Fund | Class C
Prospectus:
Trading Symbol	DBOCX
Dreyfus Balanced Opportunity Fund | Class I
Prospectus:
Trading Symbol	DBORX
Dreyfus Balanced Opportunity Fund | Class Z
Prospectus:
Trading Symbol	DBOZX
Dreyfus Balanced Opportunity Fund | Class Y
Prospectus:
Trading Symbol	DBOYX